Segment information (Tables)	6 Months Ended
Jun. 30, 2012
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	13	13
Continental Africa	3	1
Australasia	1	2
Americas	3	3
Other, including Corporate and Non-gold producing subsidiaries	1	-
Total interest revenue	21	19

Segment Reporting Information Interest Expense [Text Block]

Interest expense
South Africa	2	3
Continental Africa	1	-
Australasia	-	1
Americas	1	2
Other, including Corporate and Non-gold producing subsidiaries	86	85
Total interest expense	90	91

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,229	2,974
Continental Africa	4,665	4,365
Australasia	780	714
Americas	2,671	2,527
Other, including Corporate and Non-gold producing subsidiaries	338	605
Total segment assets	11,683	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,280	1,087
Exploration costs	(163)	(120)
General and administrative expenses	(140)	(136)
Market development costs	(4)	(4)
Non-hedge derivative gain and movement on bonds	180	180
Taxation expense	(439)	(284)
Noncontrolling interests	(13)	(20)
Net income - attributable to AngloGold Ashanti	701	703

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(2)
Continental Africa	29	40
Other, including Corporate and Non-gold producing subsidiaries	(10)	(10)
Total equity income in associates	19	28

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	372	458
Continental Africa	545	395
Australasia	58	22
Americas	388	290
Other, including Corporate and Non-gold producing subsidiaries	(83)	(78)
Total segment income	1,280	1,087

Segments, Geographical Areas [Abstract]
Revenues by area
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,079	1,226
Continental Africa	1,383	1,119
Australasia	234	192
Americas	822	649
Other, including Corporate and Non-gold producing subsidiaries	11	7
	3,529	3,193
Less: Equity method investments included above	(168)	(173)
Total revenues	3,361	3,020